General and administrative ("G&A") expenses	12 Months Ended
Dec. 31, 2024
Selling, general and administrative expense [abstract]
General and administrative ("G&A") expenses [Text Block]

21. General and administrative ("G&A") expenses

The following is a summary of G&A expenses incurred during the years ended December 31, 2024 and 2023. G&A expenses include G&A expenses of the AGM from March 4, 2024 onwards.

	Year ended December 31,
	2024	2023
	$	$
Wages, benefits and consulting	(8,004)	(6,276)
Office, rent and administration	(1,431)	(1,316)
Professional and legal	(1,325)	(458)
Share‐based compensation	(6,874)	(6,164)
Travel, marketing, investor relations and regulatory	(944)	(929)
Depreciation	(134)	(143)
Withholding taxes	(1,310)	-
Total G&A expense	(20,022)	(15,286)